HERITAGE WEST
                              PREFERRED SECURITIES
                                  INCOME FUND









                               SEMI-ANNUAL REPORT

                                NOVEMBER 30, 2000

Dear Shareholders:

     We continued to see a decline in preferred security prices during the six months ended November 30, 2000, primarily as a result of the continuing slide in the overall markets and multiple announcements of earnings disappointments.

Sincerely,

/s/ Craig O. Jolly

Craig O. Jolly
Portfolio Manager
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
Shares      COMMON & PREFERRED SECURITIES: 93.51%                   Market Value
--------------------------------------------------------------------------------

            AIRLINES - 2.22%
  3,800     UAL Corp. Capital - 13.25% Trust Originated
              Callable Preferred...................................   $ 109,250
                                                                     ----------
            BANKING - DIVERSIFIED - 7.38%
  4,000     Bank of New York Capital Trust - 7.80% Preferred.......      97,750
  5,000     California Federal Preferred Capital - 9.125%
               Exchangeable Series A Preferred.....................     112,188
  3,700     Citicorp - 8.40% Cumulative Preferred..................      94,350
    100     Commerce Capital Trust I - 8.75% Preferred.............       2,444
  2,500     Citicorp Capital III - 7.10% Preferred.................      56,875
                                                                     ----------
                                                                        363,607
                                                                     ----------
            BANKING - SPECIALTY - INTERNATIONAL - 1.74%
  3,400     Barclays Bank PLC, Series D ADR........................      85,850
                                                                     ----------
            BUSINESS SERVICES - DIVERSIFIED - 1.15%
     25     KIMG Management Group - Class A Series A-3 Preferred*..      25,000
  1,400     Swedish Export Credit - Preferred......................      31,325
                                                                     ----------
                                                                         56,325
                                                                     ----------
            COMMUNICATION - DIVERSIFIED - 0.34%
    700     Pacific Telesis Financing I - 7.56% Trust
              Originated Preferred.................................      16,537
                                                                     ----------
            ELECTRIC - PLANT & EQUIPMENT - 1.67%
  3,000     Pacific Gas & Electric Corporation.....................      82,312
                                                                     ----------
            FINANCIAL - SPECIALTY - BROKERAGE - 4.31%
  4,900     DLJ Capital Trust I - 8.42% Preferred..................     121,887
  4,000     Merrill Lynch Capitall Trust IV - 7.12%
               Trust Originated Preferred..........................      90,750
                                                                     ----------
                                                                        212,637
                                                                     ----------
            FINANCIAL SERVICES - DIVERSIFIED - 2.91%
  3,000     Finovia Financial Trust - 5.50% Trust
               Originated Convertible Preferred....................      27,750
  5,000     Chase Capital Trust IV - 7.34% Series D Cum. Preferred.     115,937
                                                                     ----------
                                                                        143,687
                                                                     ----------

2
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2000 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

            FOOD - DIVESIFIED - 3.58%
 10,600     ConAgra Capital LC - Series B Cum. Preferred...........   $ 176,225
                                                                     ----------
            FOOD - SPECIALTY - BEVERAGES - 0.65%
  2,000     Glacier Water Trust I - 9.0625% Preferred..............      32,250
                                                                     ----------
            FOOD - SPECIALTY - FAST FOOD - 2.49%
  5,000     McDonalds Corp. - 7.50% Subordinated
               Deferrable Interest Debentures......................     122,813
                                                                     ----------
            HOUSEHOLD PRODUCTS - DIVERSIFIED - 1.61%
  3,000     Household Capital Trust V- 10.00% Guaranteed
              Trust Preferred......................................      79,313
                                                                     ----------
            INDUSTRIAL - DIVERSIFIED - 1.14%
  2,400     B F Goodrich Capital - 8.30% Preferred QUIPS...........      56,250
                                                                     ----------
            INSURANCE - DIVERSIFIED - 6.09%
  7,000     Acceptance Insurance Company, Inc.
               Capital Trust - 9.00% Preferred.....................      87,500
  4,000     Farmers Group Capital - 8.45% QUIPS....................      99,500
  4,500     Financial Security Assurance - 7.38% Preferred.........     105,188
    300     Partnerre Limited - 8.00% Series A Preferred...........       7,237
                                                                     ----------
                                                                        299,425
                                                                     ----------
            INSURANCE - SPECIALTY - LIFE/HEALTH - 2.49%
  5,000     UNUM Corporation - 8.80% Series A MIDS.................     122,500
                                                                     ----------
            MEDIA - DIVERSIFIED - 3.56%
  4,000     Mediaone Financial Trust II - 9.50% Preferred..........      98,750
  3,000     Sinclair Broadcast Group, Inc. - 6.00%
               Convertible Perpetual Preferred.....................      76,875
                                                                     ----------
                                                                        175,625
                                                                     ----------

                                                                               3
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2000 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            MINING/METALS - EXPLORATION - 1.25%
  3,000     Rio Algom Limited - 9.375% Preferred...................  $   61,500
                                                                     ----------
            OIL & GAS - EXPLORATION - 3.12%
  4,000     Repsol International Capital Limited - Series A
             Non-Cumulative Guaranteed Preferred...................      83,500
  3,000     Nexen, Inc. - 9.375% Preferred.........................      70,125
                                                                     ----------
                                                                        153,625
                                                                     ----------
            REAL ESTATE - DIVERSIFIED - 10.63%
  3,000     Associates Estates Realty Corp. - 9.75%
              Depository Shares....................................      54,375
 15,100     G&L Realty Corp. - 10.25% Series A Preferred...........     215,175
  4,000     Istar Financial Inc....................................      79,000
  7,000     New Plan Excel Realty Trust Inc........................      95,375
  4,000     United Dominion Realty Trust - 8.60%
             Cumulative Preferred..................................      79,750
                                                                     ----------
                                                                        523,675
                                                                     ----------
            REAL ESTATE - SPECIALTY - MOTEL - 5.20%
  6,000     Cendant Corporation - 7.50% Covertible
             Preferred Income PRIDES...............................      82,125
 10,950     Equity Inns, Inc. - 9.50% Series A
              Cumulative Preferred.................................     173,831
                                                                     ----------
                                                                        255,956
                                                                     ----------
            RETAIL - GENERAL MERCHANDISE - 1.24%
  5,000     Dilliards Capital Trust I - 7.50% Preferred............      60,938
                                                                     ----------
            UTILITY - DIVERSIFIED - 1.42%
  3,000     Duke Energy Capital Trust - 7.20% Cumulative QUIPS.....      69,937
                                                                     ----------

4
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


SCHEDULE OF INVESTMENTS AT NOVEMBER 30, 2000 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
-------------------------------------------------------------------------------

            UTILITY - SPECIALTY - ELECTRIC - 15.01%
  2,200     Consolidated Edison Company - 7.75% QUICS..............    $ 53,900
  4,000     EIX Trust I - 7.875% Cumulative QUIPS..................      91,250
  3,900     National Rural Utility Coop - 7.65% QUICS..............      93,600
  5,000     National Rural Utility Coop - 8.00% QUICS..............     123,125
  1,000     Peco Energy Capital Trust - 8.00% Preferred............      24,938
    100     Southern California Edison Company 4.78% Series
               Cumulative Preferred................................       1,525
 11,900     Southern Company Capital Trust IV 7.13% Trust
               Originated Preferred................................     265,519
  2,000     Public Service Enterprise Group........................      85,500
                                                                     ----------
                                                                        739,357
                                                                     ----------

            Total Preferred and Common Stocks (Cost $5,101,260)....   3,999,594
                                                                     ----------
Principal
 Amount     U.S. GOVERNMENT OBLIGATIONS:  8.11.%
--------------------------------------------------------------------------------
$400,000    U.S. Treasury Bill Due 12/07/2000 Cost ($396,211)......     399,595
                                                                     ----------
Principal
 Amount     SHORT-TERM INVESTMENTS:  4.20%
--------------------------------------------------------------------------------
$207,118    Firstar Stellar Treasury Fund (Cost $248,031)..........     207,118
                                                                     ----------
            Total Investments in Securities
               (Cost $5,101,260+): 93.51%..........................   4,606,307
            Other Assets less Liabilities: 6.49%...................     319,630
                                                                     ----------
            Total Net Assets:  100.00%............................. $ 4,925,937
                                                                     ==========

+  Gross unrealized appreciation and depreciation of securities is as follows:

            Gross unrealized appreciation..........................    $ 31,917
            Gross unrealized depreciation..........................    (734,048)
                                                                     ----------
                 Net unrealized depreciation.......................  $ (702,131)
                                                                     ==========

* Valued in good faith at fair value by the Board of Trustees following procedures approved by the Board of Trustees.

See accompanying Notes to Financial Statements.

                                                                               5
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


STATEMENT OF ASSETS AND LIABILITIES AT NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Cash .........................................................    $    10,681
  Investments in securities, at value (cost $5,308,438) ........      4,606,307
  Receivables:
    Dividends and interest .....................................         12,367
    Due from Advisor ...........................................          5,223
    Miscellaneous ..............................................         69,767
    Securities sold ............................................        251,956
  Deferred organization costs ..................................         17,911
  Prepaid expenses .............................................         19,619
                                                                    -----------
        Total assets ...........................................    $ 4,993,831
                                                                    -----------
LIABILITIES
  Payables
    Administration fees ........................................          2,264
    Distributions ..............................................         60,023
    Fund shares repurchased ....................................            815
  Accrued expenses .............................................          4,792
                                                                    -----------
        Total liabilities ......................................         67,894
                                                                    -----------

NET ASSETS .....................................................    $ 4,925,937
                                                                    ===========
NET ASSET VALUE PER SHARE*
  $4,925,937/488,759 shares outstanding; unlimited number
   of shares (par value $0.01) authorized.......................    $     10.08
                                                                    ===========
OFFERING PRICE PER SHARE ($10.08/.995) .........................    $     10.55

COMPONENTS OF NET ASSETS
  Paid-in capital ..............................................    $ 5,977,842
  Dividends in excess of net investment income .................        (45,496)
  Accumulated net realized loss on investments .................       (304,338)
  Net unrealized depreciation on investments ...................       (702,071)
                                                                    -----------
        Net assets .............................................    $ 4,925,937
                                                                    ===========

* Redemption price per share is equal to net asset value per share less 1% redemption fee on shares held less than one year.

See accompanying Notes to Financial Statements.

6
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Interest ......................................................   $  25,035
    Dividends .....................................................     220,124
                                                                      ---------
          Total income ............................................     245,159
                                                                      ---------
  Expenses
    Advisory fees (Note 3) ........................................      26,723
    Administration fees (Note 3) ..................................      15,040
    Custodian and fund accounting fees ............................       9,062
    Professional fees .............................................      15,042
    Transfer agent fees ...........................................       8,023
    Registration fees .............................................       5,723
    Reports to shareholders .......................................       3,510
    Amortization of deferred organization costs ...................       3,510
    Other .........................................................       4,162
    Trustee fees ..................................................       2,156
    Insurance .....................................................         895
                                                                      ---------
          Total expenses ..........................................      93,846
          Less, advisory fee waiver and absorption (Note 3) .......     (40,192)
                                                                      ---------
          Net expenses ............................................      53,647
                                                                      ---------
              NET INVESTMENT INCOME ...............................     191,512
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments ................................    (199,165)
  Net change in unrealized appreciation on investments ............     145,897
                                                                      ---------
          Net realized and unrealized loss on investments..........     (53,268)
                                                                      ---------
              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 138,244
                                                                      =========

See accompanying Notes to Financial Statements.

                                                                               7
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months         Year
                                                                 Ended            Ended
                                                          November 30, 2000#   May 31, 2000
                                                          ------------------   ------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................   $   191,512       $   457,163
   Net realized loss on investments ......................      (199,165)         (103,813)
   Net change in unrealized appreciation /
     (depreciation) on investments .......................       145,897          (778,493)
                                                             -----------       -----------
       NET INCREASE / (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .......................       138,244          (425,143)
                                                             -----------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................      (191,512)         (545,575)
   Dividends in excess of net investment income ..........       (45,496)               --
   Return of capital .....................................            --          (156,071)
                                                             -----------       -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS......      (237,008)         (701,646)
                                                             -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease / (increase) in net assets derived
     from net change in outstanding shares (a) ...........      (424,949)          326,637
                                                             -----------       -----------
   TOTAL DECREASE IN NET ASSETS ..........................      (523,713)         (800,152)

NET ASSETS
Beginning of period ......................................     5,449,650         6,249,802
                                                             -----------       -----------
END OF PERIOD ............................................   $ 4,925,937       $ 5,449,650
                                                             ===========       ===========

(a) A summary of share transactions is as follows:

                                          Six Months                    Year
                                            Ended                       Ended
                                      November 30, 2000#             May 31, 2000
                                    --------------------         ------------------------
                                    Shares         Value         Shares          Value
                                    ------         -----         ------          -----
Shares sold .....................    42,697     $ 451,996       101,690      $ 1,200,366
Shares issued on reinvestments
    of distributions ............    10,868       113,913        35,931          394,739
Shares redeemed .................   (93,941)     (990,858)     (120,002)      (1,268,468)
                                    -------     ---------      --------      -----------
Net decrease ....................   (40,376)    $(424,949)       17,619      $   326,637
                                    =======     =========      ========      ===========

# Unaudited.

See accompanying Notes to Financial Statements.

8
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                 Six Months              Year           June 24, 1998*
                                                                    Ended                Ended              through
                                                             November 30, 2000#      May 31, 2000        May 31, 1999
                                                             ------------------      ------------        ------------
Net asset value, beginning of period .....................      $   10.30           $   12.22            $   12.25

Income from investment operations:
  Net investment income ..................................           0.90                0.76                 0.83
  Net realized and unrealized gain /
    (loss) on investments ................................          (0.65)              (1.46)                0.06
                                                                ---------           ---------            ---------
Total from investment operations .........................           0.25               (0.70)                0.89
                                                                ---------           ---------            ---------
Less distributions:
  From net investment income .............................          (0.36)              (0.97)               (0.92)
  In excess of net investment income .....................          (0.11)                 --                   --
  Return of capital ......................................             --               (0.25)                  --
                                                                ---------           ---------            ---------
Total distributions ......................................          (0.47)              (1.22)               (0.92)
                                                                ---------           ---------            ---------

Net asset value, end of period ...........................      $   10.08           $   10.30            $   12.22
                                                                =========           =========            =========

TOTAL RETURN (DOES NOT INCLUDE SALES LOAD) ...............           1.73%+             (5.93%)               7.63%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) .....................      $   4,926           $   5,449            $   6,250

Ratio of expenses to average net assets:
  Before expense reimbursement ...........................           3.51%++             2.98%                3.82%++
  After expense reimbursement ............................           2.01%++             1.97%                1.98%++

Ratio of net investment income to average net assets:
  After expense reimbursement ............................           7.81%++             7.19%                7.48%++

Portfolio turnover rate ..................................         170.65%              63.36%              253.59%

#  Unaudited.
*  Commencement of operations.
+  Not Annualized.
++ Annualized.

                                                                               9
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               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Heritage West Preferred Securities Income Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 24, 1998. The investment objective of the Fund is to achieve a high rate of current income. The Fund attempts to achieve this objective by buying and selling preferred stocks for the Fund's portfolio in order to realize a high level of dividend income. See Note 5 regarding the Trustees determination to liquidate the Fund subsequent to November 30, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued in good faith by the Board of Trustees following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains and are primarily due to differing treatments for wash sales and realized losses subsequent to October 31 on sale of securities. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $35,000 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND

--------------------------------------------------------------------------------

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended November 30, 2000, Heritage West Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended November 30, 2000, the Fund incurred $26,723 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Funds operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended November 30, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $40,199; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

  Fund asset level                          Fee rate
  ----------------                          --------
  Less than $15 million                     $30,000
  $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
  More than $150 million                    0.05% of average daily net assets

                                                                              11
               THE HERITAGE WEST PREFERRED SECURITIES INCOME FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

     Heritage West Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

     For the six months ended November 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,438,643and $13,785,095, respectively.

NOTE 5 - SUBSEQUENT EVENTS

     On November 27, 2000, The Board of Trustees of the Trust determined to liquidate the Fund as soon as practicable and to distribute the net proceeds of the liquidation (adjusted to absorb any unamortized organization costs and the costs of the liquidation) pro rata to all shareholders. The liquidation of substantially all the Fund's assets was accomplished by December 8, 2000, and an initial distribution of the net liquidation proceeds was made on December 11, 2000. The Fund continues to hold one position, 25 shares of KIMG Management Group - Class A Series A-3 Preferred, which is not liquid and to which the Board of Trustees has assigned a fair value of $25,000. The net proceeds, if any, of the liquidation of the KIMG Management Group - Class A Series A-3 Preferred position will be distributed pro rata to shareholders of record promptly following receipt. The Fund will then be terminated.

                                     ADVISOR
                           Heritage West Advisers, LLC
                            3550 North Central Avenue
                                   Suite 1800
                             Phoenix, Arizona 85012

                                   DISTRIBUTOR
                         Heritage West Securities, Inc.
                           7373 North Scottsdale Road
                                   Suite D-201
                            Scottsdale, Arizona 85253

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 TRANSFER AGENT
                             ICA Fund Services Corp.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104